Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

Note 11. Income taxes

The following income taxes are recognized in profit from continuing operations:

Income taxes	Years Ended December 31,
in €‘000	2024	2023	2022
Current tax expense:
Current year	12,277	9,251	11,540
Changes in estimates related to prior years	(547)	(1,245)	(187)
Deferred tax expense:
Origination and reversal of temporary differences	(9,924)	1,545	(9,354)
Tax step-up write-down	2,200	3,000	5,300
Recognition of previously unrecognized deferred tax assets	(15,066)	—	—
Income tax (benefit) expense reported in profit from continuing operations	(11,060)	12,551	7,299

International Tax Reform—Pillar Two Model Rules

The Organization for Economic Co-operation and Development (“OECD”) has published Global Anti-Base Erosion (“GloBE”) Model Rules, which include a minimum 15% tax rate by jurisdiction (“Pillar Two”). Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company operates. The Company is not in scope of the enacted or substantively enacted legislation as its consolidated revenue does not exceed €750 million in at least two of the four years preceding the year ended December 31, 2024.

As the Company will be in scope of the new Pillar Two regulation for the year ending December 31, 2025, it has initiated a specific project to implement Pillar Two model rules. The relevant set of Pillar Two rules provides for a transition period in which the in-scope multinational groups may avoid performing the complex GloBE calculations required by the new legislation. In particular, Pillar Two legislation provides for transitional safe harbor (“TSH”) rules that apply to the first three fiscal years following the entry into force of the relevant regulation. Based on the analysis in progress, the Company should benefit from the TSH rules in 2025 in the jurisdictions it operates in, therefore, the Company is not expecting any material impact of the Pillar Two rules in 2025. The Company is continuing to follow Pillar Two legislative developments to evaluate the potential future impact on the Company’s consolidated results of operations, financial position and cash flows beginning in 2025.

Income tax regulations for Switzerland:

The effective tax rate for Sportradar increased from 9.0% to 14.5% as of January 1, 2020. Because of this, entities including Sportradar AG, the Company’s primary operating company, which previously benefited from the 9% rate due to their international activities, are deemed to dispose and reacquire their overseas operations free of tax. The uplift in value of these operations is then deductible for tax purposes over the next ten years (Tax-step up). Within Sportradar AG this tax-free step-up amount totals €1,948.0 million. This represents a deductible temporary difference as this is a tax basis for an asset which has no carrying value on the Company balance sheet. In 2022, 2023, and 2024 write-downs on the previously recognized deferred tax asset were recognized in the amount of €5.3 million, €3.0 million and €2.2 million, respectively, given the expectation on the usage of the expected tax benefits in Switzerland were reduced. As of December 31, 2024 the deferred tax asset amounts to €5.1 million.

The reconciliation of the changes in the net deferred tax asset (liability) recognized in the consolidated statements of financial position:

in €‘000	2024	2023
Net deferred tax asset as of January 1,	(4,932)	966
Additions from business combinations	—	(340)
Recognized in other comprehensive income	26	130
Recognized in profit from continuing operations	22,789	(4,545)
Foreign currency translation adjustment	(550)	(1,143)
Net deferred tax asset (liability) as of December 31,	17,333	(4,932)

The changes during the year ended December 31, 2024 are primarily attributable to recognition of deferred tax assets on unused tax losses in Sportradar Group AG and temporary differences on unrealized foreign exchange rate losses on license payables. The changes during the year ended December 31, 2023 are primarily attributable to additions due to the acquisition of Aforoa during the year (refer to Note 3), the impairment of intangible assets, and the additional write-off of the tax step-up during the year ended December 31, 2023.

The deferred tax assets and (liabilities) relate to the following items:

	December 31,
	2024		2023
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	9,397	(1,604)	11,001	1,015
Intangible assets	(19,907)	11,903	(31,261)	(5,057)
Trade and other payables	1,232	(7,804)	9,036	848
Tax loss carry-forward	16,254	11,411	4,843	230
Tax step-up (write-down)	5,100	(2,200)	7,300	(3,000)
Other assets non-current	(1,781)	(1,240)	(541)	5,401
Other	7,038	12,323	(5,310)	(3,982)
Deferred tax income (expense)		22,789		(4,545)
Net deferred tax asset (liability)	17,333		(4,932)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	36,376		16,383
Deferred tax liabilities	(19,043)		(21,315)
Deferred tax asset (liability), net	17,333		(4,932)

The applicable tax rate for the tax expense reconciliation below is taken from the income tax rate for the holding entity Sportradar Group AG at 14.3%, 14.3% and 14.4% for the years ended December 31, 2024, 2023 and 2022, respectively. The differences between the income tax expense calculated by the applicable tax rate and the effective income tax are as follows:

	Years Ended December 31,
in €‘000	2024	2023	2022
Net income before tax	22,552	47,196	17,790
Applicable tax rate	14.3%	14.3%	14.4%
Tax expense applying the Company tax rate	(3,223)	(6,744)	(2,562)
Effect of tax losses and tax offsets not recognized as deferred tax assets	2,725	(2,276)	1,134
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	15,066	—	—
Changes in estimates related to prior years	547	1,245	187
Effect of non-deductible expenses	(779)	(1,337)	(3,020)
Effect of non-taxable remeasurement of previously held equity-accounted investee	—	—	1,116
Effect of difference to the Company tax rate	(1,752)	517	854
Other effects	676	(956)	292
Tax step-up write-down	(2,200)	(3,000)	(5,300)
Income tax benefit (expense)	11,060	(12,551)	(7,299)
Effective tax rate	(49.0)%	26.6%	41.0%

For the year ended December 31, 2022, the effect of tax losses primarily relates to gains in the Company’s Luxembourg subsidiary and Sportradar Group AG in which unused tax losses are yet to be recognized. The effect of tax losses is partially offset by losses attributable to Atrium Sports Inc. (“Atrium”) not recognized as deferred tax assets. For the years ended December 31, 2023 and 2024, the effect of tax losses relates mainly to losses at Atrium not recognized as deferred tax assets, which is partially offset gains in other entities. The significant positive effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets are mainly coming from Sportradar Group AG. With the final tax assessments for prior years from the tax authorities confirming the amount of tax losses carried forward to be definitive, the expected profits in Sportradar Group AG, given the operational transfer pricing, lead to tax losses becoming recoverable.

For the years ended December 31, 2023, the changes in estimates related to prior years mainly relate to an expected tax refund which is connected to the prior tax litigation in Norway.

Effect of non-deductible expenses for the year ended December 31, 2022 were the share-based compensation relating to the MPP share awards, awards granted to the sellers of Atrium and the participation certificates issued to a director of the Company, which are non-tax deductible. In 2022 the remeasurement of previously held equity-accounted investee is non-taxable.

The periods in which the tax loss carryforwards that are not recognized as deferred tax assets may be used are as follows:

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	As of December 31,
in €‘000	2024	2023
Unlimited	90,257	105,143
will expire within 5 years	2,350,223	2,470,875
will expire thereafter	40,428	25,295
Tax loss carry-forward	2,480,908	2,601,313

The majority of the non-recognized tax loss-carry forwards relates to Sportradar Group AG, Atrium, and Sportradar Americas Inc, where part of the accumulated tax losses is not expected to be recoverable. The €2.1 billion tax losses not recognized as deferred tax assets in the year ended December 31, 2021 (revalued as €2.3 billion for the year ended December 31, 2024) relate to Sportradar Group AG and the partially written off investment in Sportradar Holding AG and Slam InvestCo S.à r.l. in statutory accounts as a result of a decline in the Company’s share price compared to the Company’s share price on the date of the Company’s initial public offering.